Common Stock and Warrants	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 6. Common Stock and Warrants

Common Stock

At August 31, 2016, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 28,500,221 shares of common stock outstanding and 3,216,665 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) as adopted and approved by the Company’s Board of Directors (the “Board”) on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants (See “NOTE 7 - Stock Options”).

During the year ended August 31, 2016, the Company had the following common stock related transactions:

·	issued 282,106 shares of common stock upon the cashless exercise of 556,667 options.

·	issued 30,000 shares of common stock on January 5, 2016 to each of the Company’s three directors pursuant to the 2006 Plan (90,000 shares total) valued at $3.75 per share, the closing price of the Company’s common stock on the day the stock was granted.

·	received $1,367,100 pursuant to the Offering for the purchase of 441 PPM Units resulting in the issuance of 441,000 shares of common stock (See “NOTE 4 – Private Placements”).

·	converted loan principal of $548,700 from the December 2015 Loan Agreement in exchange for 177 PPM Units resulting in the issuance of 177,000 shares of common stock (See “NOTE 3 – Debt”).

·	received $3,000,000 pursuant to the June 2016 Private Placement for the purchase of 937,500 units resulting in the issuance of 937,500 shares of common stock (See “NOTE 4 – Private Placements”).

During the year ended August 31, 2015, the Company had the following common stock related transactions:

·	issued 454,787 shares of common stock upon the cashless exercise of 625,000 Series G Warrants.

·	issued 1,751,216 shares of common stock as a result of the exercise of Series H Warrants for which the Company received $1,453,514.

·	issued 20,000 shares of common stock on January 26, 2015 to each of the Company’s three directors pursuant to the 2006 Plan (60,000 shares total) valued at $1.40 per share, the closing price of the Company’s common stock on the day the stock was granted.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2016 and 2015 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of August 31,		Weighted Average
Description	2016	2015	Exercise Price	Expiration

Series H	-	3,906	$0.83	February 1, 2016
Series I	921,875	921,875	$1.37	December 31, 2020
Series J	3,110,378	3,110,378	$1.12	December 31, 2020
Series K	3,110,378	3,110,378	$1.20	December 31, 2020
Series L	500,000	500,000	$1.20	December 7, 2020
Series M	375,000	-	$2.34	December 31, 2020
Series N	767,000	-	$3.38	December 31, 2020
Series O	618,000	-	$3.10	October 31, 2017
Series P	309,000	-	$3.70	April 30, 2018
Series Q	937,500	-	$3.20	June 20, 2019
Series R	937,500	-	$4.00	June 20, 2021
Total	11,586,631	7,646,537

Series H Warrants to purchase common stock were issued on February 1, 2013, in connection with the self-directed registered offering of 1,875,000 units. The remaining 3,906 Series H Warrants outstanding as of August 31, 2015 expired on February 1, 2016.

The Series I Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant from October 6, 2018 to December 31, 2020.

The Series J Warrant and Series K Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020.

The Series L Warrant was issued on March 4, 2015 in connection with the March 2015 Loan. On December 7, 2015, the expiration date of the Series L Warrant was extended from March 4, 2020 to December 7, 2020.

A Series M Warrant, with an exercise price of $2.34, to purchase 275,000 shares of common stock was issued on December 7, 2015 in connection with the December 2015 Loan. A Series M Warrant, with an exercise price of $2.34, to purchase 100,000 shares was issued on December 7, 2015 as an inducement for Creditor to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 21, 2016.

The Series N Warrant to purchase 767,000 shares was issued on December 31, 2015 pursuant to the 2015 Second Amended Loan Agreement as an inducement for the Investor to extend the maturity date of the 2013 Note from December 31, 2015 to December 31, 2017.

The Series O and Series P Warrant were issued in connection with the Offering described above under “NOTE 4 – Private Placement”.

The Series Q and Series R Warrant were issued in connection with the June 2016 Private Placement described above under “NOTE 4 – Private Placement”.

There are a total of approximately 2,678,280 warrants issuable pursuant to the 2013 Loan Agreement as described above under “NOTE 3 - Debt.